Application of new and revised international financial reporting standards - Summary of Non Mandatory standards and amendments issued by IASB (Detail)	12 Months Ended
Dec. 31, 2024
Amendment to IAS 21
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IAS 21 — Lack of Exchangeability
Date by which application of new IFRS is required	Jan. 01, 2025
Amendments to IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures
Date by which application of new IFRS is required	Jan. 01, 2026
Amendments to IFRS 9 and IFRS 7
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IFRS 9 and IFRS 7 - Nature-dependent power supply contracts
Date by which application of new IFRS is required	Jan. 01, 2026
Annual Improvements to IFRS Accounting Standards
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Annual Improvements to IFRS Accounting Standards – Volume 11
Date by which application of new IFRS is required	Jan. 01, 2026
IFRS 18 replaces IAS 1
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	IFRS 18 replaces IAS 1 - Presentation and Disclosure in Financial Statements
Date by which application of new IFRS is required	Jan. 01, 2027
IFRS 19 Subsidiaries without Public Accountability
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	IFRS 19 Subsidiaries without Public Accountability: Disclosures
Date by which application of new IFRS is required	Jan. 01, 2027